UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments:

Putnam VT Investors Fund

The fund's portfolio
3/31/14 (Unaudited)

COMMON STOCKS (99.3%)(a)
	Shares	Value

Aerospace and defense (4.4%)

Boeing Co. (The)	9,400	$1,179,606

General Dynamics Corp.	12,600	1,372,392

Honeywell International, Inc.	12,927	1,199,109

L-3 Communications Holdings, Inc.	10,100	1,193,315

Northrop Grumman Corp.	12,600	1,554,588

Raytheon Co.	13,200	1,304,028

United Technologies Corp.	11,010	1,286,408

		9,089,446
Air freight and logistics (0.2%)

United Parcel Service, Inc. Class B	5,300	516,114

		516,114
Airlines (1.3%)

American Airlines Group, Inc.(NON)	7,200	263,520

Copa Holdings SA Class A (Panama)	2,600	377,494

Delta Air Lines, Inc.	23,100	800,415

Southwest Airlines Co.	41,500	979,815

Spirit Airlines, Inc.(NON)	5,400	320,760

		2,742,004
Auto components (1.1%)

Dana Holding Corp.	14,200	330,434

Lear Corp.	5,500	460,460

Magna International, Inc. (Canada)	4,700	452,657

TRW Automotive Holdings Corp.(NON)	11,996	979,114

		2,222,665
Automobiles (0.6%)

Ford Motor Co.	31,000	483,600

General Motors Co.	20,415	702,684

		1,186,284
Banks (7.7%)

Ally Financial, Inc.	80	658,000

Bank of America Corp.	95,842	1,648,482

Citigroup, Inc.	29,057	1,383,113

Fifth Third Bancorp	24,400	559,980

First Southern Bancorp, Inc. Class B(F)(NON)	19,890	120,335

JPMorgan Chase & Co.	96,027	5,829,799

KeyCorp	38,300	545,392

Regions Financial Corp.	43,500	483,285

U.S. Bancorp	12,800	548,608

Wells Fargo & Co.	84,258	4,190,993

		15,967,987
Beverages (2.1%)

Coca-Cola Co. (The)	14,400	556,704

Coca-Cola Enterprises, Inc.	16,100	768,936

Dr. Pepper Snapple Group, Inc.	15,100	822,346

PepsiCo, Inc.	26,820	2,239,470

		4,387,456
Biotechnology (2.6%)

Amgen, Inc.	13,763	1,697,528

Biogen Idec, Inc.(NON)	1,800	550,566

Celgene Corp.(NON)	10,200	1,423,920

Cubist Pharmaceuticals, Inc.(NON)	3,500	256,025

Gilead Sciences, Inc.(NON)	20,400	1,445,544

		5,373,583
Building products (0.2%)

Masco Corp.	14,300	317,603

		317,603
Capital markets (3.1%)

Ameriprise Financial, Inc.	9,000	990,630

Apollo Global Management, LLC Class A	18,400	585,120

Artisan Partners Asset Management, Inc.	7,712	495,496

Carlyle Group LP (The) (Partnership shares)	22,114	777,086

Charles Schwab Corp. (The)	16,000	437,280

Goldman Sachs Group, Inc. (The)	10,820	1,772,857

KKR & Co. LP	13,200	301,488

Legg Mason, Inc.	9,700	475,688

Morgan Stanley	20,700	645,219

		6,480,864
Chemicals (2.0%)

Albemarle Corp.	4,700	312,174

CF Industries Holdings, Inc.	2,400	625,536

Dow Chemical Co. (The)	24,501	1,190,504

Eastman Chemical Co.	3,600	310,356

LyondellBasell Industries NV Class A	7,300	649,262

Monsanto Co.	5,200	591,604

Potash Corp. of Saskatchewan, Inc. (Canada)	15,000	543,300

		4,222,736
Commercial services and supplies (0.7%)

Cintas Corp.	8,300	494,763

KAR Auction Services, Inc.	8,693	263,833

MiX Telematics, Ltd. ADR (South Africa)(NON)	20,167	217,400

Pitney Bowes, Inc.(S)	19,300	501,607

		1,477,603
Communications equipment (2.4%)

Applied Optoelectronics, Inc.(NON)	11,882	293,129

Cisco Systems, Inc.	110,141	2,468,260

Qualcomm, Inc.	28,000	2,208,080

		4,969,469
Construction and engineering (0.3%)

Fluor Corp.	7,300	567,429

		567,429
Consumer finance (1.6%)

American Express Co.	7,200	648,216

Capital One Financial Corp.	10,500	810,180

Discover Financial Services	14,600	849,574

Santander Consumer USA Holdings, Inc.(NON)	17,927	431,682

SLM Corp.	19,900	487,152

		3,226,804
Containers and packaging (0.6%)

Owens-Illinois, Inc.(NON)	14,700	497,301

Rock-Tenn Co. Class A	3,600	380,052

Sealed Air Corp.	13,100	430,597

		1,307,950
Diversified financial services (0.8%)

Berkshire Hathaway, Inc. Class B(NON)	5,530	691,084

McGraw-Hill Financial, Inc. (The)	6,000	457,800

Moody's Corp.	5,400	428,328

		1,577,212
Diversified telecommunication services (1.5%)

AT&T, Inc.	20,620	723,143

Iridium Communications, Inc.(NON)	62,788	471,538

Verizon Communications, Inc.	41,950	1,995,562

		3,190,243
Electric utilities (0.6%)

Edison International	10,300	583,083

Entergy Corp.	3,100	207,235

Exelon Corp.	12,000	402,720

		1,193,038
Electrical equipment (0.2%)

Generac Holdings, Inc.	7,600	448,172

		448,172
Electronic equipment, instruments, and components (0.4%)

CDW Corp. of Delaware	29,712	815,297

		815,297
Energy equipment and services (2.6%)

Halliburton Co.	18,100	1,065,909

Helmerich & Payne, Inc.(S)	5,200	559,312

Nabors Industries, Ltd.	34,400	847,960

National Oilwell Varco, Inc.	6,800	529,516

Schlumberger, Ltd.	24,484	2,387,190

		5,389,887
Food and staples retail (2.3%)

CVS Caremark Corp.	30,180	2,259,275

Kroger Co. (The)	27,500	1,200,375

Wal-Mart Stores, Inc.	17,100	1,306,953

		4,766,603
Food products (1.0%)

Amira Nature Foods, Ltd. (United Arab Emirates)(NON)(S)	20,980	357,499

Archer Daniels-Midland Co.	15,300	663,867

Kellogg Co.	4,100	257,111

Pinnacle Foods, Inc.	11,500	343,390

Tyson Foods, Inc. Class A	9,800	431,298

		2,053,165
Gas utilities (0.3%)

UGI Corp.	11,600	529,076

		529,076
Health-care equipment and supplies (1.7%)

Baxter International, Inc.	7,700	566,566

Covidien PLC	11,000	810,260

Medtronic, Inc.	19,090	1,174,799

St. Jude Medical, Inc.	11,300	738,907

Zimmer Holdings, Inc.	3,300	312,114

		3,602,646
Health-care providers and services (2.5%)

Cardinal Health, Inc.	10,700	748,786

Express Scripts Holding Co.(NON)	4,800	360,432

Humana, Inc.	4,200	473,424

McKesson Corp.	6,850	1,209,505

UnitedHealth Group, Inc.	16,900	1,385,631

WellPoint, Inc.	10,400	1,035,320

		5,213,098
Hotels, restaurants, and leisure (1.8%)

Hilton Worldwide Holdings, Inc.(NON)	7,030	156,347

International Game Technology	18,200	255,892

Intrawest Resorts Holdings, Inc.(NON)	16,195	211,183

Las Vegas Sands Corp.	5,900	476,602

McDonald's Corp.	8,530	836,196

Penn National Gaming, Inc.(NON)	30,100	370,832

Red Robin Gourmet Burgers, Inc.(NON)	4,400	315,392

Wyndham Worldwide Corp.	3,600	263,628

Wynn Resorts, Ltd.	3,600	799,740

		3,685,812
Household durables (0.7%)

New Home Co., Inc. (The)(NON)	24,392	347,342

WCI Communities, Inc.(NON)	14,126	279,130

Whirlpool Corp.	5,300	792,138

		1,418,610
Household products (0.9%)

Energizer Holdings, Inc.	2,700	271,998

Procter & Gamble Co. (The)	18,450	1,487,070

		1,759,068
Independent power and renewable electricity producers (0.6%)

AES Corp.	43,304	618,381

NRG Energy, Inc.	22,000	699,600

		1,317,981
Industrial conglomerates (1.2%)

General Electric Co.	69,520	1,799,873

Siemens AG (Germany)	5,068	682,134

		2,482,007
Insurance (2.2%)

American International Group, Inc.	18,933	946,839

Genworth Financial, Inc. Class A(NON)	28,600	507,078

Hartford Financial Services Group, Inc. (The)	9,200	324,484

Lincoln National Corp.	16,000	810,720

MetLife, Inc.	18,748	989,894

Travelers Cos., Inc. (The)	6,100	519,110

Unum Group.	12,100	427,251

		4,525,376
Internet and catalog retail (1.0%)

Amazon.com, Inc.(NON)	1,865	627,610

Bigfoot GmbH (acquired 8/2/13, cost $219,820) (Private) (Brazil)(F)(RES)(NON)	10	148,232

priceline.com, Inc.(NON)	1,000	1,191,890

		1,967,732
Internet software and services (3.1%)

eBay, Inc.(NON)	9,100	502,684

Facebook, Inc. Class A(NON)	12,100	728,904

Google, Inc. Class A(NON)	3,409	3,799,365

VeriSign, Inc.(NON)	7,700	415,107

Yahoo!, Inc.(NON)	24,600	883,140

		6,329,200
IT Services (3.3%)

Accenture PLC Class A	7,400	589,928

Alliance Data Systems Corp.(NON)	3,100	844,595

Computer Sciences Corp.	18,200	1,106,924

IBM Corp.(S)	9,280	1,786,307

MasterCard, Inc. Class A	13,300	993,510

Visa, Inc. Class A	4,900	1,057,714

Xerox Corp.	46,300	523,190

		6,902,168
Life sciences tools and services (0.7%)

Agilent Technologies, Inc.	8,600	480,912

PerkinElmer, Inc.	7,500	337,950

Thermo Fisher Scientific, Inc.	5,300	637,272

		1,456,134
Machinery (1.0%)

Caterpillar, Inc.	9,000	894,330

Deere & Co.(S)	4,100	372,280

Parker Hannifin Corp.	3,200	383,072

Trinity Industries, Inc.	6,800	490,076

		2,139,758
Media (3.4%)

CBS Corp. Class B (non-voting shares)	7,600	469,680

Comcast Corp. Class A	31,970	1,599,139

DIRECTV(NON)	9,600	733,632

DISH Network Corp. Class A(NON)	7,600	472,796

Omnicom Group, Inc.	7,000	508,200

SFX Entertainment, Inc.(NON)(S)	22,549	158,970

Time Warner Cable, Inc.	4,800	658,464

Viacom, Inc. Class B	10,300	875,397

Walt Disney Co. (The)	19,800	1,585,386

		7,061,664
Metals and mining (0.5%)

ArcelorMittal SA (France)(S)	19,600	316,540

Cliffs Natural Resources, Inc.	15,600	319,176

Freeport-McMoRan Copper & Gold, Inc. (Indonesia)	14,200	469,594

		1,105,310
Multiline retail (0.8%)

Macy's, Inc.	17,600	1,043,504

Target Corp.	10,400	629,304

		1,672,808
Oil, gas, and consumable fuels (7.3%)

BP PLC ADR (United Kingdom)	8,500	408,850

Cabot Oil & Gas Corp.	10,600	359,128

Chesapeake Energy Corp.	19,400	497,028

Chevron Corp.	16,140	1,919,207

ConocoPhillips	13,200	928,620

Continental Resources, Inc.(NON)	4,300	534,361

Devon Energy Corp.	5,800	388,194

Energy Transfer Equity LP	5,800	271,150

EOG Resources, Inc.	5,700	1,118,169

Exxon Mobil Corp.	31,305	3,057,872

Marathon Oil Corp.	10,200	362,304

Marathon Petroleum Corp.	5,000	435,200

Midcoast Energy Partners LP	15,224	314,376

Occidental Petroleum Corp.	24,372	2,322,408

QEP Resources, Inc.	32,800	965,632

Royal Dutch Shell PLC ADR (United Kingdom)	7,986	583,457

Suncor Energy, Inc. (Canada)	14,400	503,424

World Point Terminals LP (Units)	10,668	221,361

		15,190,741
Paper and forest products (0.2%)

International Paper Co.	9,300	426,684

		426,684
Personal products (0.4%)

Coty, Inc. Class A	33,958	508,691

Herbalife, Ltd.	6,020	344,765

		853,456
Pharmaceuticals (6.4%)

AbbVie, Inc.	29,710	1,527,094

AstraZeneca PLC (United Kingdom)	9,553	617,382

Eli Lilly & Co.	19,800	1,165,428

Jazz Pharmaceuticals PLC(NON)	3,846	533,363

Johnson & Johnson	30,630	3,008,785

Merck & Co., Inc.	35,800	2,032,366

Mylan, Inc.(NON)	7,800	380,874

Pfizer, Inc.	102,986	3,307,910

Shire PLC ADR (United Kingdom)	4,000	594,120

		13,167,322
Professional services (0.3%)

ManpowerGroup, Inc.	6,900	543,927

		543,927
Real estate investment trusts (REITs) (0.6%)

American Tower Corp.	5,700	466,659

Armada Hoffler Properties, Inc.	46,154	463,386

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	17,040	244,524

		1,174,569
Real estate management and development (0.2%)

CBRE Group, Inc. Class A(NON)	12,200	334,646

		334,646
Road and rail (0.4%)

Union Pacific Corp.	4,800	900,768

		900,768
Semiconductors and semiconductor equipment (1.8%)

Intel Corp.	47,020	1,213,586

Magnachip Semiconductor Corp. (South Korea)(NON)	6,214	86,623

Marvell Technology Group, Ltd.	28,400	447,300

Micron Technology, Inc.(NON)	28,500	674,310

NVIDIA Corp.	22,700	406,557

Texas Instruments, Inc.	21,000	990,150

		3,818,526
Software (4.7%)

Electronic Arts, Inc.(NON)(S)	17,000	493,170

Microsoft Corp.	105,550	4,326,495

Oracle Corp.	84,330	3,449,940

Symantec Corp.	28,800	575,136

Synopsys, Inc.(NON)	10,800	414,828

TiVo, Inc.(NON)	37,700	498,771

		9,758,340
Specialty retail (2.5%)

Bed Bath & Beyond, Inc.(NON)(S)	8,900	612,320

Best Buy Co., Inc.	11,400	301,074

Gap, Inc. (The)	7,500	300,450

GNC Holdings, Inc. Class A	7,200	316,944

Home Depot, Inc. (The)	16,600	1,313,558

Lowe's Cos., Inc.	18,700	914,430

Office Depot, Inc.(NON)	79,200	327,096

Select Comfort Corp.(NON)	23,597	426,634

TJX Cos., Inc. (The)	10,200	618,630

		5,131,136
Technology hardware, storage, and peripherals (4.9%)

Apple, Inc.	10,669	5,726,479

EMC Corp.	52,000	1,425,320

Hewlett-Packard Co.	28,316	916,306

NetApp, Inc.	7,200	265,680

SanDisk Corp.	8,639	701,400

Western Digital Corp.	12,700	1,166,114

		10,201,299
Textiles, apparel, and luxury goods (0.9%)

Hanesbrands, Inc.	6,300	481,824

Michael Kors Holdings, Ltd.(NON)	5,100	475,677

NIKE, Inc. Class B	9,000	664,740

Tumi Holdings, Inc.(NON)	11,400	257,982

		1,880,223
Tobacco (2.1%)

Altria Group, Inc.	46,600	1,744,238

Lorillard, Inc.	6,800	367,744

Philip Morris International, Inc.	26,633	2,180,446

		4,292,428
Trading companies and distributors (0.4%)

Air Lease Corp.	8,025	299,252

United Rentals, Inc.(NON)(S)	4,700	446,218

		745,470
Wireless telecommunication services (0.2%)

Vodafone Group PLC ADR (United Kingdom)	10,336	380,468

		380,468

Total common stocks (cost $140,653,470)		$205,458,065

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value

Iridium Communications, Inc. 144A $7.00 cv. pfd.	3,770	$387,839

Total convertible preferred stocks (cost $377,000)		$387,839

INVESTMENT COMPANIES (0.2%)(a)
	Shares	Value

SPDR S&P Homebuilders ETF(S)	10,200	$332,010

Total investment companies (cost $163,019)		$332,010

PREFERRED STOCKS (—%)(a)
	Shares	Value

First Southern Bancorp, Inc. 5.00% cum. pfd. (acquired 12/17/09, cost $34,000)(F)(RES)	34	$79,611

Total preferred stocks (cost $34,000)		$79,611

SHORT-TERM INVESTMENTS (2.6%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)	5,295,770	$5,295,770

Total short-term investments (cost $5,295,770)		$5,295,770

TOTAL INVESTMENTS

Total investments (cost $146,523,259)(b)		$211,553,295

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through March 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $206,826,764.
(b)	The aggregate identified cost on a tax basis is $149,274,413, resulting in gross unrealized appreciation and depreciation of $64,201,686 and $1,922,804, respectively, or net unrealized appreciation of $62,278,882.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $227,843, or 0.1% of net assets.
Affiliated company. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$410,102	$1,905,518	$2,315,620	$67	$—
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $5,295,770, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $5,248,246.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$26,078,702	$—	$148,232
Consumer staples	18,112,176	—	—
Energy	20,580,628	—	—
Financials	32,509,123	778,335	—
Health care	28,812,783	—	—
Industrials	21,970,301	—	—
Information technology	42,794,299	—	—
Materials	7,062,680	—	—
Telecommunication services	3,570,711	—	—
Utilities	3,040,095	—	—
Total common stocks	204,531,498	778,335	148,232
Convertible preferred stocks	—	387,839	—
Investment companies	332,010	—	—
Preferred stocks	—	79,611	—
Short-term investments	—	5,295,770	—

Totals by level	$204,863,508	$6,541,555	$148,232

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2014